CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	$ 2,782	$ 2,782
PRC subsidiaries
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Statutory reserve	2,782	2,782
Restricted cash denominated in RMB	1,727	2,593
The company
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	2,782	2,782
Cash and bank deposits in the PRC	29,539	38,482
Cash and bank deposits in the PRC denominated in RMB	29,240	31,027
Restricted net assets	$ 53,140	$ 70,457